Property and Equipment, Net	12 Months Ended
Dec. 31, 2020
Property, plant and equipment [abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 8: PROPERTY AND EQUIPMENT, NET

December 31, 2020:

	Leased systems		System Components		Laboratory equipment and Computers	Right of use assets	Office furniture and equipment	Leasehold improvements		Total
Cost:
Balance at January 1, 2020	$8,151		3,117		831	1,414	90	52		13,655
Additions	—		3,989		14	48	6	—		4,057
Transfer to Leased systems	1,580		(1,580)		—	—	—	—		—
Reductions	(1,111	)(**)	(1,884	)(***)	—	(127)	—	—		(3,122)
Balance at December 31, 2020	8,620		3,642		845	1,335	96	52		14,590

Accumulated depreciation:
Balance at January 1, 2020	2,660		$—		$694	$460	$50	$52		$3,916
Additions	1,180		—		81	351	6	—		1,618
Reductions	(418)		—		—	(76)	—	—		(494)

Balance at December 31, 2020	3,422		—		775	735	56	52		5,040

Depreciated cost at December 31, 2020	$5,198		$3,642		$70	$600	$40	$—	(*)	$9,550

December 31, 2019:

	Leased systems		System Components	Laboratory equipment and Computers	Right of use assets	Office furniture and equipment	Leasehold improvements		Total
Cost:
Balance at January 1, 2019	$6,369		$2,717	$794	$1,414	$82	$52		$11,428
Additions	—		5,521	37	—	8	—		5,566
Transfer to Leased systems	2,150		(2,150)	—	—	—	—		—
Reductions	(368	)(**)	(2,971)	—	—	—	—		(3,339)
Balance at December 31, 2019	8,151		3,117	831	1,414	90	52		13,655

Accumulated depreciation:
Balance at January 1, 2019	1,679		—	613	—	44	52		2,388
Additions	1,054		—	81	460	6	—		1,602
Reductions	(73)		—	—	—	—	—		(73)

Balance at December 31, 2019	2,660		—	694	460	50	52		3,916

Depreciated cost at December 31, 2019	$5,491		$3,117	$137	$954	$40	$—	(*)	$9,739

(*)	Represents an amount lower than $ 1

(**)	Derived mainly from systems leased to customers and sold

(***)	Includes impairment charge of $1,061 for the year ended December 31, 2020.